Notes Payable (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Notes payable	$ 10,000
Total promissory notes payable balance	33,854		$ 46,900
Promissory Note [Member]
Notes payable	46,900	$ 13,046
Total promissory notes payable balance	$ 35,000		$ 46,900